Common Stock - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	May 31, 2012 Right	May 31, 2011
Shareholder Rights [Line Items]
New stockholder right plan adopted	Apr. 21, 2009
Stockholder right plan expiration period	May 11, 2019
Right declared for distribution for each outstanding share of common stock	1
Dividend payable date	May 11, 2009
Rights redemption price	$ 0.001
Rights reviewing period	The rights will expire May 11, 2019, unless earlier redeemed, exchanged or amended by the board. The new plan specifically provides that our board will review the status of the new plan at the end of five years to determine if any such action should be taken.
Shares repurchased	164,773	1,000,000
Authorization of stock repurchase program	Jan. 08, 2008
Repurchase of common stock price per shares	$ 18.25	$ 17.33
Minimum
Shareholder Rights [Line Items]
Percentage of outstanding shares acquired to exercise discount price	15.00%
Shares authorized to be repurchased, per year	1,000,000
Maximum
Shareholder Rights [Line Items]
Shares authorized to be repurchased, per year	2,000,000
Treasury Stock
Shareholder Rights [Line Items]
Shares repurchased	$ 3.0	$ 17.9